FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of notes and other explanatory information [Abstract]
Advance payment	$ 56.7	$ 64.3
Contract performance	39.6	47.7
Lease obligations	36.2	35.3
Financial obligations	88.7	88.1
Other	2.2	2.8
Letters of credit and guarantees, net	$ 223.4	$ 238.2